Employee benefits: variable compensation (Narrative) (Detail 1) - shares shares in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Table]
Share delivery obligations	175	172
Treasury shares available to satisfy share delivery obligations	149	157